Debt (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Schedule of Debt
	Weighted Average
	Interest Rate at	Balance at December 31,
(Amounts in thousands)	December 31, 2014	2014	2013
Mortgages Payable:
Fixed rate	4.46%	$6,499,396	$6,439,371
Variable rate	2.20%	1,763,769	691,860
	3.98%	$8,263,165	$7,131,231

Unsecured Debt:
Senior unsecured notes	3.89%	$1,347,159	$1,350,855
Unsecured revolving credit facilities	-	-	295,870
	3.89%	$1,347,159	$1,646,725

Schedule of Maturities of Long-Term Debt Table Text Block
		Senior Unsecured
		Debt and
(Amounts in thousands)		Revolving Credit
Year Ending December 31,	Mortgages Payable	Facilities
2015	$407,229	$500,000
2016	1,399,378	-
2017	609,680	-
2018	240,674	-
2019	979,197	450,000
Thereafter	4,624,897	400,000